Loss on disposals - Narrative (Details)						1 Months Ended		12 Months Ended
		Apr. 29, 2017 USD ($)	Mar. 13, 2017 USD ($)	Oct. 12, 2015 USD ($)	Sep. 14, 2015 USD ($)	Jul. 31, 2017 USD ($)	Oct. 31, 2014 option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Apr. 05, 2018 USD ($)	Apr. 27, 2017 USD ($)	Dec. 02, 2015 USD ($)	Oct. 30, 2015 USD ($)	Jun. 19, 2015	Mar. 10, 2015	Mar. 09, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals	[1]							$ (245,000,000)	$ 0	$ (63,000,000)
Purchase obligation								1,685,000,000	4,098,000,000
Newbuildings								248,000,000	1,531,000,000
Receivable from ship-yard	[2]							0	170,000,000
Loss on impairment of long lived assets								696,000,000	44,000,000	563,000,000	[3]
Book value on disposal								13,464,000,000	15,807,000,000
Assets held for sale - non-current								126,000,000	128,000,000
Total, by property, plant, and equipment disposals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received								351,000,000
Cancellation of West Mira
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Newbuildings					$ 315,000,000
Pre-delivery installments					170,000,000
Redeployed equipment amount			$ 48,000,000
Exploration and Production Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal								13,216,000,000	14,276,000,000
Exploration and Production Equipment | Total, by property, plant, and equipment disposals
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received									0
Loss on disposals								(245,000,000)	0
Book value on disposal								596,000,000	0
Exploration and Production Equipment | West Triton, West Mischief and West Resolute
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received		$ 225,000,000
Loss on disposals		$ (166,000,000)
Exploration and Production Equipment | Disposal of Sevan Developer contract
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received								0
Loss on disposals						$ (75,000,000)		(75,000,000)
Disposal group, including discontinued operation, property, plant and equipment						620,000,000
Disposal group, including discontinued operation, construction payable						526,000,000
Disposal group, including discontinued operation, accrued liabilities						$ 19,000,000
Book value on disposal								75,000,000
Exploration and Production Equipment | Cancellation of West Mira
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals				$ (80,000,000)
Installment payments reclassified to receivables				170,000,000
Installment payments reclassified to receivables, accrued interest				$ (29,000,000)
Cash proceeds from settlement of cancelled construction contract			$ (170,000,000)
Loss on impairment of long lived assets									44,000,000
Exploration and Production Equipment | Cancellation of West Mira | Loss on Impairment of Long-Lived Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on impairment of long lived assets									31,000,000
Exploration and Production Equipment | Cancellation of West Mira | Interest Income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on impairment of long lived assets									13,000,000
Exploration and Production Equipment | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received								126,000,000
Loss on disposals								(2,000,000)
Book value on disposal								128,000,000
Assets held for sale - non-current								126,000,000
Exploration and Production Equipment | Sale of West Rigel | Gain (Loss) on Disposal
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Book value on disposal														$ 210,000,000
Exploration and Production Equipment | Sale of West Rigel | Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposals								(2,000,000)	0
Assets held for sale - non-current								126,000,000	128,000,000	$ 128,000,000
Sevan Drilling ASA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase obligation, minimum deferred delivery period							12 months
Purchase obligations, number of subsequent options in agreement | option							4
Purchase obligation, exercisable interval period							6 months
Purchase obligation								$ 526,000,000	$ 480,000,000
Ownership interest prior to disposal (as percent)								50.11%
Sevan Drilling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase obligation, refund															$ 26,300,000
Purchase obligation, refund (as percent)															5.00%
Remaining refund amount													$ 26,300,000
Purchase obligation													$ 526,000,000
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest prior to disposal (as percent)																		100.00%
Other Current Assets | Cancellation of West Mira
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Receivable from ship-yard					$ 170,000,000
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party ownership interest (as percent)										50.00%							50.00%
Ownership interest (as percent)								50.00%	50.00%	50.00%							50.00%	100.00%
Seadrill Operating LP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)																42.00%
Subsequent Event | Jurong Shipyard | Exploration and Production Equipment | Sale of West Rigel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of consideration received												$ 126,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017. For details on the arbitration process and subsequent settlement, refer to Note 6 "Loss on disposals" for more information.
[3]	Text selection found with no content.